Purchased Loans - Detailed Amount of Gross Loans Segregated by Loan Grade and Class (Detail) - Financial Asset Acquired with Credit Deterioration [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	$ 63,782
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	54,216
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	6,153
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	520
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	23,306
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	24,237
Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	8,626
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	7,871
Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	755
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	940
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	940
Satisfactory 1, 2, 3, 4 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	58,044
Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	49,306
Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	5,364
Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	357
Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	21,116
Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	22,469
Satisfactory 1, 2, 3, 4 [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	7,876
Satisfactory 1, 2, 3, 4 [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	7,121
Satisfactory 1, 2, 3, 4 [Member] | Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	755
Satisfactory 1, 2, 3, 4 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	862
Satisfactory 1, 2, 3, 4 [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	862
Special Mention 5,6 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	4,494
Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	4,068
Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	766
Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	163
Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,655
Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,484
Special Mention 5,6 [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	397
Special Mention 5,6 [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	397
Special Mention 5,6 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	29
Special Mention 5,6 [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	29
Substandard 7 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,230
Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	842
Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	23
Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	535
Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	284
Substandard 7 [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	35
Substandard 7 [Member] | Real Estate Loans [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	35
Substandard 7 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	353
Substandard 7 [Member] | Consumer Portfolio Segment [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	353
Loss 9 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	14
Loss 9 [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	14
Loss 9 [Member] | Real Estate Loans [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	$ 14